PROVISION FOR WARRANTY COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision For Warranty Cost
Balance at beginning	$ 800	$ 1,191
Additions	1,598	582
Warranty claims applied	(1,073)	(604)
Change in estimate of warranty provision	344	(358)
Change in foreign exchange		(11)
Warranty provision	1,669	$ 800
Current warranty provision	1,414
Balance at end	$ 255